Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
Mar. 31, 2015
Increase (Decrease) in Stockholders' Equity
Balance	$ 113,312
Balance (in shares)	9,470,832
Restricted stock units vested, net 6,191 shares withheld to cover tax witholdings	(96)
Preferred stock dividend Series C	(20)
Stock based compensation	107
Net income	1,824
Other comprehensive income (loss)	6
Balance	115,133
Balance (in shares)	9,484,641
Private offering
Increase (Decrease) in Stockholders' Equity
Sale of common stock (in shares)	17,274
Preferred Stock.
Increase (Decrease) in Stockholders' Equity
Balance	8,000
Common stock
Increase (Decrease) in Stockholders' Equity
Balance	95
Balance (in shares)	9,470,832
Restricted stock units vested, net 6,191 shares withheld to cover tax witholdings, shares	13,809
Balance	95
Balance (in shares)	9,484,641
Additional Paid-In Capital
Increase (Decrease) in Stockholders' Equity
Balance	97,469
Restricted stock units vested, net 6,191 shares withheld to cover tax witholdings	(96)
Stock based compensation	107
Balance	97,480
Retained Earnings
Increase (Decrease) in Stockholders' Equity
Balance	8,047
Preferred stock dividend Series C	(20)
Net income	1,824
Balance	9,851
Accumulated Other Comprehensive Income (Loss)
Increase (Decrease) in Stockholders' Equity
Balance	172
Other comprehensive income (loss)	6
Balance	178
Unallocated Employee Stock Ownership Plan Shares
Increase (Decrease) in Stockholders' Equity
Balance	(401)
Treasury Stock
Increase (Decrease) in Stockholders' Equity
Balance	$ (70)